Employee share ownership plans	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Employee share ownership plans
26.
Employee share ownership plans

Awards, in the form of the right to receive ordinary shares in BHP Group Limited have been granted under the following employee share ownership plans: Cash and Deferred Plan (CDP), Long Term Incentive Plan (LTIP), Management Award Plan (MAP) and the all-employee share plan, Shareplus.

Some awards are eligible to receive a Dividend Equivalent Payment (DEP) which is paid as either a cash payment, or the equivalent value awarded in shares, equal to the dividend amount that would have been earned on the underlying shares awarded. DEP is paid/allocated once the underlying shares are allocated or transferred to plan participants. Awards under the plans do not confer any rights to participate in a share issue; however, there is discretion under each of the plans to adjust the awards in response to a variation in the share capital of BHP Group Limited.

The table below provides a description of each of the plans.

Plan	CDP	LTIP[1] and MAP	Shareplus
Type	Short and long term incentive	Long term incentive	All-employee share purchase plan
Overview

The CDP is an annual cash and equity incentive plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP.

CDP awards are split into three equal parts - a cash component paid annually, and two awards of deferred rights to receive BHP Group Limited shares subject to service conditions and a holistic review of performance.

The two awards of deferred rights are the equivalent value of the CDP cash award, vesting between two and five years respectively. Awards of deferred rights may also be granted to members of the Executive Leadership Team as additional retention awards with vesting periods of up to five years.

The LTIP is a long term incentive plan for Executive KMP and members of the Executive Leadership Team, who are not Executive KMP. Awards are granted annually and delivered in performance rights, which are conditional rights to receive BHP shares. Awards vest after five years, subject to service and performance conditions.

The MAP is a long term incentive plan for BHP senior management who are not Executive KMP. The number of share rights awarded is determined by a participant’s role and grade and generally vest in three years. Awards of share rights may also be granted to members of the Executive Leadership Team as additional retention awards with vesting periods of between one and five years.

Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares still held by the participant.

Vesting conditions

Service conditions only for the two-year award.

Vesting of the four-year awards are subject to service and individual performance conditions.

Vesting of the five-year awards are subject to a service condition and underpinned by a holistic review of performance encompassing safety and sustainability including climate, financial, corporate governance and conduct at the end of the five-year period.

LTIP: Service and performance conditions.

From FY2023 BHP’s performance is assessed over the five-year period against the relative Total Shareholder Return (TSR) of two comparator groups - Morgan Stanley Capital International (MSCI) market indices, the MSCI World Metals and Mining Index (‘Sector Group TSR’) and the MSCI World Index (‘World TSR’). The Sector Group TSR determines the vesting of 67 per cent of the awards, while performance relative to the World TSR determines the vesting of 33 per cent of the awards. For awards granted prior to FY2023, TSR performance relative to a bespoke sector peer group and the MSCI World Index determines the vesting of 67 per cent and 33 per cent of the award, respectively.

25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the five-year performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest.

Vesting of LTIP awards is underpinned by a holistic performance review of safety, sustainability, financials, corporate governance and conduct at the end of the five-year performance period.

MAP: Service conditions only.

Service conditions only.
Vesting period	Between 2 and 5 years	LTIP – 5 years MAP – 1 to 5 years	3 years
Dividend Equivalent Payment	Yes	LTIP – Yes MAP – Yes - from FY2026	No
Exercise period	None	None	None

1.
For LTIP awards granted prior to unification and where the five-year performance period ends after unification, the TSR at the start of the performance period is based on the weighted average of the TSRs of BHP Group Limited and BHP Group Plc and the TSR at the end of the performance period is based on the TSR of BHP Group Limited.

Employee share awards

2026	Number of awards at the beginning of the financial year	Number of awards issued during the year	Number of awards vested and exercised	Number of awards lapsed	Number of awards at the end of the financial year	Weighted average remaining contractual life (years)	Weighted average share price at exercise date
CDP awards	1,348,291	720,403	320,052	–	1,748,642	1.9	A$42.00
LTIP awards	2,597,623	724,204	190,040	383,737	2,748,050	2.4	A$42.00
MAP awards	5,710,865	3,507,180	1,902,627	548,616	6,766,802	1.4	A$42.73
Shareplus	6,156,475	3,560,785	2,511,251	707,507	6,498,502	1.3	A$52.26

Fair value and assumptions in the calculation of fair value for awards issued

2026	Weighted average fair value of awards granted during the year US$	Risk-free interest rate	Estimated life of awards	Share price at grant date	Estimated volatility of share price	Dividend yield
CDP awards	29.03	n/a	2-5 years	A$43.45	n/a	n/a
LTIP awards	17.30	3.70%	5 years	A$43.45	23.45%	n/a
MAP awards[1]	29.33	n/a	1-3 years	A$42.08/A$56.17	n/a	n/a
Shareplus	30.18	n/a	3 years	A$48.14	n/a	4.88%

1.
Includes MAP awards granted on 3 October 2025 and 22 April 2026.

Recognition and measurement

The fair value at grant date of equity-settled share awards is charged to the income statement over the period for which the benefits of employee services are expected to be derived. The fair values of awards granted were estimated using a Monte Carlo simulation methodology and Black-Scholes option pricing technique and consider the following factors:

•
exercise price
•
expected life of the award
•
current market price of the underlying shares
•
expected volatility using an analysis of historic volatility over different rolling periods. For the LTIP, it is calculated for all sector comparators and the published MSCI World Index
•
expected dividends
•
risk-free interest rate, which is an applicable government bond rate
•
market-based performance hurdles
•
non-vesting conditions

Where awards are forfeited because non-market-based vesting conditions are not satisfied, the expense previously recognised is proportionately reversed.

The tax effect of awards granted is recognised in income tax expense, except to the extent that the total tax deductions are expected to exceed the cumulative remuneration expense. In this situation, the excess of the associated current or deferred tax is recognised in equity and forms part of the employee share awards reserve. The fair value of awards as presented in the tables above represents the fair value at grant date.

In respect of employee share awards, the Group utilises the BHP Group Limited Employee Equity Trust. The trustee of this trust is an independent company, resident in Jersey. The trust uses funds provided by the Group to acquire ordinary shares to enable awards to be made or satisfied. The ordinary shares may be acquired by purchase in the market or by subscription at not less than nominal value.